Equity-Based Compensation - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Volatility		55.00%
Volatility, minimum			55.00%
Volatility, maximum			60.00%
Risk-free interest rate, minimum		1.20%	0.60%
Risk-free interest rate, maximum		1.80%	1.20%
Incentive Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		1 year 3 months 18 days	1 year 9 months 18 days
Incentive Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		1 year 9 months 18 days	2 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Volatility	55.00%
Risk-free interest rate	2.97%
Expected term (years)	5 years 7 months 17 days
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Volatility, minimum	55.00%
Volatility, maximum	65.00%
Risk-free interest rate, minimum	2.05%
Risk-free interest rate, maximum	2.80%
Employee Stock Purchase Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 months
Employee Stock Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	2 years